Master Trust (Investment Income) (Details) - EBP025 [Member] - Master Trust [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Master Trust [Line Items]
Net appreciation in fair value of investments	$ 128,409,130
Interest and dividends	26,076,585
Total investment income	$ 154,485,715